Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
U.S.	$(26,981)	$(44,971)	$(16,827)	$(84,599)
Non-U.S.	30,412	(71,450)	(4,916)	(10,919)

	$3,431	$(116,421)	$(21,743)	$(95,518)

Summary Of Provision For Income Taxes

The following tables summarize the provision for income taxes for the six months ended June 30, 2018 and June 30, 2017:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Tax (benefit) expense	$11,379	$1,286
Pretax income (loss)	435,189	(34,325)
Effective tax rates	2.6%	(3.7)%

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
U.S income taxes:
Current	$(1,066)	$(878)	$(52)	$(20)
Deferred	38	1,152	686	403

	(1,028)	274	634	383

Non-U.S. income taxes:
Current	5,924	5,389	1,566	5,547
Deferred	(15,677)	(13,215)	4,682	522

	(9,753)	(7,826)	6,248	6,069

Total income tax (benefit) expense	$(10,781)	$(7,552)	$6,882	$6,452

Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Tax at statutory U.S. federal rate	$1,201	$(40,747)	$(7,610)	$(33,431)
Valuation allowance, net	(89,269)	35,091	7,355	21,532
State taxes, net of federal tax benefit	3,437	(2,324)	(697)	(2,005)
Impact of the 2017 Tax Act—transition tax	39,628	—	—	—
Impact of the 2017 Tax Act—tax rate change	52,228	—	—	—
U.S. tax impact of foreign earnings (net foreign tax credits)	1,151	51	139	—
Establishment/resolution of uncertain tax positions	(840)	(513)	64	71
Adjustment for foreign income taxed at different rates	(2,359)	12,738	7,120	11,136
Foreign tax credits	(18,244)	—	—	—
Non-U.S. tax exemptions, holidays and credits	288	(175)	228	(691)
Goodwill impairment/disposal	700	—	—	8,026
Investment in subsidiary impairment deduction	—	(10,114)	—	—
Other	1,299	(1,562)	283	1,814

(Benefit) provision for income taxes	$(10,781)	$(7,552)	$6,882	$6,452

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities

	As of December 31,

	2017	2016

	(Dollars in thousands)
Deferred tax assets:
Fixed assets	$—	$41,677
Postretirement and other employee benefits	19,392	32,275
Foreign tax credit and other carryforwards	175,229	153,169
Capitalized research and experimental costs	9,417	18,146
Environmental reserves	493	4,237
Inventory	7,933	15,227
Original issue discount	2,603	6,461
Long-term contract option amortization	1,204	2,074
Provision for rationalization charges	502	7,498
Other	1,536	3,391

Total gross deferred tax assets	218,309	284,155
Less: valuation allowance	(150,839)	(244,841)

Total deferred tax assets	67,470	39,314

Deferred tax liabilities:
Fixed assets	$68,098	$47,346
Debt discount amortization / Deferred financing fees	3,191	6,544
Inventory	5,128	3,482
Goodwill and acquired intangibles	—	2,295
Other	2,031	2,751

Total deferred tax liabilities	78,448	62,418

Net deferred tax liability	$(10,978)	$(23,104)

Schedule Of Valuation Allowance Activity

(Dollars in thousands)

Balance as of December 31, 2015	$165,539
(Credited) / charged to income	78,469
Translation adjustment	583
Changes attributable to movement in underlying assets	250

Balance as of December 31, 2016	$244,841
(Credited) / charged to income	(87,194)
Translation adjustment	207
Changes attributable to movement in underlying assets	(7,015)

Balance as of December 31, 2017	$150,839

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

(Dollars in thousands)

Balance as of December 31, 2015	$3,921
Lapse of statutes of limitations	(603)
Foreign currency impact	20

Balance as of December 31, 2016	$3,338
Additions for tax positions of prior years	114
Lapse of statutes of limitations	(989)
Foreign currency impact	29

Balance as of December 31, 2017	$2,492